CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,119,783)	$ (8,314,239)	$ (9,434,022)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Common stock issued for services		2,662,000	2,662,000
Amortization of prepaid expenses in connection with the issuance of common stock issued for prepaid services		40,625	40,625
Stock-based compensation in connection with options granted		150,397	150,397
Impairment Expenses		2,400,000	2,400,000
Changes in assets and liabilities:
Prepaid expenses	(63,677)	(129,153)	(192,830)
Deposits	(51,000)	(67,000)	(118,000)
Accounts payable and accrued expense	24,825	646,370	671,195
NET CASH USED IN OPERATING ACTIVITIES	(1,209,635)	(2,611,000)	(3,820,635)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in connection with the recapitalization of the Company		(2,000,000)	(2,000,000)
NET CASH USED IN INVESTING ACTIVITIES		(2,000,000)	(2,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributed capital	2,000,030		2,000,030
Net proceeds from sale of common and preferred stock		5,561,000	5,561,000
Payment on notes payable		(500,000)	(500,000)
Advance to related parties, net of proceeds from repayment by related party	(410,322)	(17,402)	(427,724)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,589,708	5,043,598	6,633,306
NET INCREASE IN CASH	380,073	432,598	812,671
CASH - beginning of period		380,073
CASH - end of year	380,073	812,671	812,671
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest		11,556	11,556
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Note payable issued in connection with the recapitalization of the Company		500,000	500,000
Distribution to former parent company and its subsidiary prior to Merger included in the Recapitalization of the Company		$ 427,724	$ 427,724